Expense Example - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - Fidelity Macro Opportunities Fund	Apr. 01, 2023 USD ($)
Fidelity Advisor Macro Opportunities Fund - Class M
Expense Example:
1 year	$ 485
3 years	1,019
5 years	1,630
10 years	3,275
Fidelity Advisor Macro Opportunities Fund - Class C
Expense Example:
1 year	290
3 years	843
5 years	1,573
10 years	3,327
Fidelity Advisor Macro Opportunities Fund - Class I
Expense Example:
1 year	89
3 years	553
5 years	1,100
10 years	2,595
Fidelity Advisor Macro Opportunities Fund - Class Z
Expense Example:
1 year	84
3 years	548
5 years	1,098
10 years	2,599
Fidelity Advisor Macro Opportunities Fund - Class A
Expense Example:
1 year	683
3 years	1,154
5 years	1,699
10 years	$ 3,182